Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	$ 56,374	$ 6,908
Prior service cost arising during measurement period		1,030
Items amortized during the measurement period, Prior service (credit)/cost	(417)	(419)	(758)
Items amortized during the measurement period, Net actuarial (gain)/loss	(21,219)	(14,771)
Total recognized in other comprehensive income	34,738	(7,252)
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	4,579	(2,375)
Items amortized during the measurement period, Net transition (asset)/obligation	(986)	(987)	(987)
Items amortized during the measurement period, Prior service (credit)/cost	9	8	(1,437)
Items amortized during the measurement period, Net actuarial (gain)/loss	1,057	1,048
Total recognized in other comprehensive income	$ 4,659	$ (2,306)